Notes to the interim condensed consolidated statement of income (loss) - Personnel costs and headcount (Details) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 EUR (€) employee	Jun. 30, 2025 EUR (€) employee	Dec. 31, 2025 EUR (€)
Operating expenses
Wages, salaries and similar costs	€ (8,880)	€ (5,920)
Payroll taxes	(3,606)	(3,232)
Provisions for retirement benefit obligations	(82)	690
Sharebased compensation expense	(11,753)	(6,721)
Total personnel costs	€ (24,321)	€ (15,184)
Number of employees | employee	87	84
Expenses recorded on short-term provisions	€ 400		€ 1,100
Expense of restructuring activities	€ 100		€ 6,500
Inventiva S.A
Operating expenses
Number of employees | employee	60	75
Inventiva Inc.
Operating expenses
Number of employees | employee	27	9
Research and development expenses
Operating expenses
Wages, salaries and similar costs	€ (5,155)	€ (4,139)
Payroll taxes	(1,694)	(1,675)
Provisions for retirement benefit obligations	(37)	255
Sharebased compensation expense	(3,509)	(1,251)
Total personnel costs	(10,396)	(6,811)
Marketing - business development expenses
Operating expenses
Wages, salaries and similar costs	(417)	(65)
Payroll taxes	(79)	(8)
Sharebased compensation expense	(460)
Total personnel costs	(955)	(73)
General and administrative expenses
Operating expenses
Wages, salaries and similar costs	(3,308)	(1,716)
Payroll taxes	(1,834)	(1,549)
Provisions for retirement benefit obligations	(44)	435
Sharebased compensation expense	(7,784)	(5,470)
Total personnel costs	€ (12,970)	€ (8,300)